Lease - Supplemental cash flow information (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Lease
Cash payments for operating leases	¥ 29,962	¥ 48,613
Right-of-use assets obtained in exchange for operating lease liabilities	¥ 3,735	¥ 27,853